May 1, 1998





VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                            Re: American Fidelity Variable Annuity Fund A (File Nos. 2-30771, 811-1764)

Dear Commissioners:

          On behalf of American Fidelity Assurance Company (the "Company") and American Fidelity Variable Annuity Fund A ("Fund A"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through Fund A otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-3 registration statement for Fund A, which was filed electronically with the Securities and Exchange Commission via EDGARLINK on April 24, 1998 and became effective on April 28, 1998.

                                 Sincerely,


                                 JOHN W. REX
                                 John W. Rex
                                 Chairman



cc:       Connie S. Stamets, Esq.